Average Annual Total Returns{- Fidelity® Connecticut Municipal Money Market Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 - Fidelity® Connecticut Municipal Money Market Fund - Fidelity Connecticut Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.59%	0.31%